SCHEDULE OF MINIMUM LEASE PAYMENTS (Details) - USD ($)	Dec. 31, 2025	Oct. 01, 2025	Dec. 31, 2024	Sep. 20, 2024	Jan. 31, 2024	Sep. 05, 2019	Sep. 13, 2017
Right To Use Assets And Lease Liability
2026	$ 63,671				$ 7,284	$ 42,000	$ 39,200
2027	61,368				7,284	$ 44,800	$ 42,000
2028	50,154
2029	8,712
2030 and beyond	11,616
Total lease payments	195,521
Less: amount representing interest	(24,359)
Total lease payments	171,162	$ 140,038	$ 87,474	$ 39,489	$ 30,084
Less: current portion of operating lease liability	(51,909)		(46,948)
Long-term portion operating lease liability	$ 119,253		$ 40,526